Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock,par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	44,285,108	44,285,108
Common stock, shares outstanding (in shares)	39,860,563	39,860,563
Treasury stock, shares (in shares)	4,424,545	4,424,545
Treasury stock, par value (in dollars per share)	$ 0.01	$ 0.01